Financial Risk Management	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Financial Risk Management

3     Financial Risk Management

The Group’s operations expose it to a variety of risks, mainly related to market risks (including the effects of changes in foreign currency exchange rates and interest rates), credit risk and liquidity risk.

The Group manages its financial risk exposure independently at each operating subsidiary, however, decisions are discussed by the Board of Directors (“BOD”) members.

In response to the Covid-19 crisis, the Group has adopted specific procedures to ensure that its risks are properly monitored.

The most significant financial risks to which the Group is exposed are detailed below.

A. Financial Risk Factors

(i)Market risk

•	Foreign exchange risk

The Group operates in a number of countries throughout the world and consequently is exposed to foreign exchange rate risk. In addition, the Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk.

In order to manage foreign exchange risk, the Group has a strategy based on minimizing net positions of assets and liabilities denominated in foreign currencies together with the use of derivative financial instruments.

CAAP’s Argentine subsidiaries are operating in an economic context in which main variables have recently experienced a strong volatility as a consequence of political and economic uncertainties, both in national and international environments.

During September 2020 the Argentine monetary authority imposed further exchange rate restrictions, which also affect the value of foreign currency in alternative markets for certain restricted exchange rate transactions in the official market. These measures to restrict access to the foreign exchange market in order to contain the demand for U.S. dollars include the requirement to obtain prior authorization from the Central Bank of Argentina for certain transactions in the Mercado Único y Libre de Cambios (“MULC”).

Considering this situation, the Company continues to assess the evolution of the above-mentioned variables and any other factors in its Argentine subsidiaries in order to identify the unforeseen potential effects that could alter its business and performance.

The value of the Group’s financial assets and liabilities is subject to changes arising out of the variation of foreign currency exchange rates. A significant majority of the Group’s business activities is conducted in the respective functional currencies of the subsidiaries. However, the Group transacts in currencies other than the respective functional currencies of the subsidiaries. There are significant monetary balances held by the Group companies at each period-end that are denominated in others currencies (non-functional currency). The following table provides a breakdown of the Group’s main monetary net assets and liabilities which impact the Group’s profit and loss:

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2020	2019

U.S. dollar / Argentine Peso	(507,684)	(404,260)
U.S. dollar / Armenian dram	(18,053)	(24,359)
Euro / Armenian dram	(16,671)	(9,686)
Euro / Argentine Peso	(5,829)	(6,745)

The relevant exposures correspond to:

•	U.S. dollar / Argentine Peso

As of December 31, 2020 and 2019 consisting primarily of U.S. dollar -denominated net monetary assets and liabilities at certain Argentine subsidiaries which functional currency is the Argentine Peso. A change of 3% in the ARS/ USD exchange rate in real (inflation-adjusted) terms would have generated a pre-tax gain / loss of USD 15,230.5 as of December 31, 2020 (USD 4,042.6 as of December 31, 2019 considering a change in 1% in the ARS/ USD exchange rate).

•	U.S. dollar / Armenian dram

As of December 31, 2020 and 2019 consisting primarily of U.S. dollar -denominated net monetary assets and liabilities at the Armenian subsidiaries which functional currency is the Armenian Dram. A change of 1% in the Dram/ USD exchange rate would have generated a pre-tax gain / loss of USD 180.5 as of December 31, 2020 (USD 243.6 as of December 31, 2019).

•	Euro / Armenian dram

As of December 31, 2020 and 2019 consisting primarily of Euro-denominated net monetary assets and liabilities at the Armenian subsidiaries which functional currency is the Armenian Dram. A change of 1% in the Dram / Euro exchange rate would have generated a pre-tax gain / loss of USD 166.7 as of December 31, 2020 (USD 96.9 as of December 31, 2019).

•	Euro / Argentine Peso

As of December 31, 2020 and 2019 consisting primarily of Euro-denominated net monetary assets and liabilities at certain Argentinian subsidiaries which functional currency is the Argentine Peso. A change of 3% in the ARS/Euro exchange rate in real (inflation-adjusted) terms would have generated a pre-tax gain / loss of USD 174.9 as of December 31, 2020 (USD 67.5 as of December 31, 2019 considering a change in 1% in the ARS/ Euro exchange rates).

(ii)Interest rate risk

The Group’s interest rate risk principally arises from long-term borrowings (Note 22). Borrowings issued at variable rates expose the Group to the risk that the actual cash flows differ from those expected. Borrowings issued at fixed rates expose the Group to the risk that the fair values of these differ from those expected. The Group manages this risk by maintaining an appropriate mix between fixed and floating rate interest bearing liabilities.

These activities are evaluated regularly to determine that the Group is not exposed to interest rate movements that could adversely impact its ability to meet its financial obligations and to comply with its borrowing covenants.

The following table shows a breakdown of the Group’s fixed-rate and floating-rate borrowings as of December 31, 2020 and 2019.

	At December 31,
	2020	2019
Fixed rate	818,804	747,712
Variable rate	526,013	460,632
	1,344,817	1,208,344

The Group estimates that, other factors being constant, a 10% increase in floating rates at year-end would increase loss before income tax for the year ended December 31, 2020 and 2019, USD 3,422 and USD 4,233 respectively. A 10% decrease in the floating interest rate would have an equal and opposite effect on the Consolidated Statement of Income.

This sensitivity analysis provides only a limited, point-in-time view of this market risk sensitivity of certain of the Group’s financial instruments. The actual impact of rate changes on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

(iii)Credit risk

The financial instruments that could be subject to concentration of credit risk consist of cash, cash equivalents, trade receivables and short term investments.

The Group mainly places its cash and cash equivalents and short term investments in several first rate credit entities, reducing in this way the credit exposure to only one entity. The Group has not experienced significant losses from those assets.

Each subsidiary is responsible for managing and analyzing credit risk of its trade receivable, for each of their new customers before standard payment and delivery terms and conditions are offered. There is no significant concentration of credit risk from customers except from AA2000 key client airline, see situation update in Note 32.

The Group credit policies with customers are designed to identify customers with acceptable credit history. The Group recognized provision for loss allowance to cover impairment for potential credit losses. The credit quality of the financial assets that are not yet due and not impaired can be assessed based on the credit qualification (“rating”) granted by entities external to the Group or through the historical uncollectible rates.

In the context of the Covid-19 pandemic and given the uncertainty caused by this crisis in the air transport sector, credit risk has increased due to the general lack of liquidity of companies in the sector. In order to deal with these difficulties, the Group adopted a closer monitoring of its trade receivables, anticipating mitigation initiatives to protect the collectability of such receivables. Furthermore, the Group appropriately took into account the increased risk in the provision for loss allowance, which was also determined on the basis of the specific solvency of the counterparties, however, no critical issues were determined. The Group has reflected additional credit losses, if applicable, as of December 31, 2020, and will continue to monitor and adjust its assessments of its customers’ payment performance.

Trade receivables

The group applies the IFRS 9 simplified approach to measuring expected credit losses (“ECL”) which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The provision for loss allowance as at December 31, 2020 and December 31, 2019 was determined as follows for trade receivables:

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2020
Trade receivables – gross carrying amount	117,048	25,195	9,887	5,839	4,849	4,965	66,313
Expected loss rate (*)		3%	7%	20%	12%	19%	81%
Provision for loss allowance	(57,633)	(881)	(678)	(1,177)	(574)	(928)	(53,395)
Trade receivables, net	59,415	24,314	9,209	4,662	4,275	4,037	12,918

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2019
Trade receivables - gross carrying amount	158,937	58,924	20,670	6,980	4,507	15,604	52,252
Expected loss rate (*)		1%	3%	10%	33%	60%	76%
Provision for loss allowance	(52,734)	(843)	(626)	(688)	(1,495)	(9,366)	(39,716)
Trade receivables, net	106,203	58,081	20,044	6,292	3,012	6,238	12,536

(*)  Average expected loss rate. As of December 31, 2020 and 2019, includes effect of Argentine customer situation as described in Note 26.a.

The policy implemented by the Group regarding expected loss rate consists in stratifying trade receivables into categories based on overdue days. The historical loss rates are adjusted to reflect historical experience of losses on trade receivables, current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments for a significant period when past due.

The closing loss allowances for trade receivables as at December 31, 2020 and 2019 reconcile to the opening loss allowances as follows:

	2020	2019
Balance at January 1,	(52,734)	(26,027)
Bad debts of the year	(16,056)	(33,757)
Recoveries	2,679	2,622
Write off	5,915	8,851
Translation differences and inflation adjustment	2,563	(4,423)
Balance at December 31,	(57,633)	(52,734)

During the year, the following gains/(losses) were recognized in profit or loss in relation to impaired financial assets (see Note 7):

	2020	2019	2018
Impairment losses
- movement in provision for impairment	(16,400)	(33,876)	(12,748)
Recovery of previous impairment losses	2,919	2,908	3,190
Net impairment losses on financial assets	(13,482)	(30,968)	(9,558)

(iv)Liquidity risk

The Group is exposed to liquidity risks, including risks associated with refinancing borrowings as they mature, the risk that borrowing facilities are not available to meet cash requirements, and the risk that financial assets cannot readily be converted to cash without loss of value. Failure to manage liquidity risks could have a material impact on the Group’s cash flow and statement of financial position. Prudent liquidity risk management implies maintaining sufficient cash, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the Group aims to maintain flexibility in funding its existing and prospective debt requirements by maintaining diversified funding sources with adequate committed funding lines from high quality lenders.

The Group monitors its current and projected financial position using several key internally generated reports such as  cash flow and debt maturity. The Group also undertakes sensitivity analysis to assess the impact of proposed transactions, movements in interest rates on the key profitability, liquidity and balance sheet ratios.

The Group’s debt positions are continually reviewed to meet current and expected debt requirements. The Group maintains a balance between longer-term and shorter-term financings. Short-term financing is principally raised through bank facilities and overdraft positions. Medium- to longer-term financing comprises public and private bond issues, including private placements. Financing risk is spread by using different types of debt. The maturity profile is managed, by spreading the repayment dates and extending facilities.

During 2020, due to Covid-19 pandemic and in order to preserve the group's liquidity, several measures were taken, mainly related to debt maturity, see further information in Note 1 and 22.

Liquid financial assets as a whole (comprising cash and cash equivalents) were 8.25% of total assets at the end of 2020 compared to 5.04% at the end of 2019. The Group has a conservative approach to the management of its liquidity, which consists mainly in cash at banks and cash equivalents.

(v)Capital Management

The capital structure of the Group consists of shareholders' equity and short-term to long-term net borrowings. The type and maturity of the Group's borrowings are analyzed further in Note 22 and specific analyzes have been carried out due to the Covid-19 pandemic, see Note 1. The Group's equity is analyzed into its various components in the Consolidated Statement of Changes in Equity.

Capital is managed so as to promote the long-term success of the business and to maintain sustainable returns for shareholders.

The objectives of the Group for capital management are to safeguard its capacity to continue doing business and be able to provide yield to owners as well as benefits to holders of instruments of shareholder’s equity and maintain an optimum capital structure to reduce cost of capital. However, considering the situation described in Note 1 related to the impact of Covid-19 pandemic on the Group's operations, currently the main objective is focused on preserving and ensuring short-term liquidity.

	At December 31,
	2020	2019
Borrowings	1,344,817	1,208,344
Less: Cash and cash equivalents	(281,031)	(195,696)
Net borrowings	1,063,786	1,012,648
Equity	805,286	1,198,614

Debt ratio	132%	84%

B. Financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2020	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	59,415	59,415
Other receivables	—	124,016	124,016
Other financial assets (*)	56,961	23,163	80,124
Cash and cash equivalents	—	281,031	281,031
Total	56,961	487,625	544,586

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,344,817	1,344,817
Leases liabilities	—	13,684	13,684
Trade payables and other liabilities	—	940,030	940,030
Total	—	2,298,531	2,298,531

	Assets at fair value	Assets at amortized
December 31, 2019	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	106,203	106,203
Other receivables	—	135,491	135,491
Other financial assets (*)	20,650	68,907	89,557
Derivative financial instruments	27	—	27
Cash and cash equivalents	—	195,696	195,696
Total	20,677	506,297	526,974

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,208,344	1,208,344
Leases liabilities	—	8,927	8,927
Trade payables and other liabilities	—	1,076,329	1,076,329
Total	—	2,293,600	2,293,600

(*)  Other financial assets measured at fair value are Level 1 hierarchy.

C. Fair value hierarchy

IFRS 13 requires for financial instruments that are measured in the Consolidated Statement of Financial Position at fair value, a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1‑ Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2‑ Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3‑ Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

D. Fair value estimation

The estimated fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.